37. Pension plan and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
PBS [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	R$ (3,564)
Expense (revenue) recognized in income (loss)	(243)
Contributions of the sponsor
Recognized actuarial (gains) or losses	(11,820)
Net actuarial liabilities (assets) on end	(15,627)
PBS Assisted [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	(3,420)
Expense (revenue) recognized in income (loss)	(230)
Contributions of the sponsor
Recognized actuarial (gains) or losses	2,747
Net actuarial liabilities (assets) on end	(903)
Administration Agreement [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	(274)
Expense (revenue) recognized in income (loss)	(19)
Contributions of the sponsor
Recognized actuarial (gains) or losses	6
Net actuarial liabilities (assets) on end	(287)
PAMEC/Asset Policy [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	1,080
Expense (revenue) recognized in income (loss)	72
Contributions of the sponsor	(48)
Recognized actuarial (gains) or losses	(246)
Net actuarial liabilities (assets) on end	858
AES Telecom [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	2,117
Expense (revenue) recognized in income (loss)	272
Contributions of the sponsor
Recognized actuarial (gains) or losses	(244)
Net actuarial liabilities (assets) on end	2,145
Medical Care Plan [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities (assets) on beginning	2,585
Expense (revenue) recognized in income (loss)	329
Contributions of the sponsor	(36)
Recognized actuarial (gains) or losses	1,465
Net actuarial liabilities (assets) on end	R$ 4,343